Trade Payables - Trade Payables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,537	¥ 1,328
RMB [member]
Disclosure of financial liabilities [line items]
Trade payables	1,149	891
USD [member]
Disclosure of financial liabilities [line items]
Trade payables	382	431
Others [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 6	¥ 6